Commitments and contingencies	12 Months Ended
Sep. 30, 2021
Commitments and contingencies
Commitments and contingencies
13.	Commitments and contingencies

Commitments

The Company leases certain facilities with terms of less than a year that are classified as operating leases. Future payments pursuant to these leases are $28,000 as of September 30, 2021, which are all due in less than one year.

Contingencies

The Company was in litigation with Lightwater Long Short Fund (“Lightwater”) during the years ended September 30, 2020 and 2021. The litigation was settled in December 2021 in the approximately $150,000, which was recorded in operating expenses for the year ended September 30, 2021.

From time to time, the Company is involved in various legal proceedings arising from the ordinary course of business. None of the matters in which the Company is currently involved, either individually, or in the aggregate, is expected to have a material adverse effect on the Company’s consolidated financial position, results of operations, or cash flows.